UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act File No. 811-22442


                    First Trust High Income Long/Short Fund
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         Exact Name of Registrant as Specified in Declaration of Trust


           120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
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 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
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 Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: October 31
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             Date of reporting period: July 1, 2019 - June 30, 2020
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record


VISTRA ENERGY CORP.

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MEETING DATE: 04/29/2020     COUNTRY: USA                  PROVIDER SECURITY ID: 92840M102
RECORD DATE:  03/16/2020     MEETING TYPE: Annual          TICKER: VST
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PRIMARY CUSIP: 92840M102
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                PROPOSAL                                                   MANAGEMENT      VOTE                    VOTE AGAINST
PROPONENT       NUMBER    PROPOSAL TEXT                                    RECOMMENDATION  INSTRUCTION   VOTED     MANAGEMENT
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Management      1         Declassify the Board of Directors                For              For           Yes      No
Management      2.1       Elect Director Hilary E. Ackermann               For              For           Yes      No
Management      2.2       Elect Director Arcilia C. Acosta                 For              For           Yes      No
Management      2.3       Elect Director Gavin R. Baiera                   For              For           Yes      No
Management      2.4       Elect Director Paul M. Barbas                    For              For           Yes      No
Management      2.5       Elect Director Lisa Crutchfield                  For              For           Yes      No
Management      2.6       Elect Director Brian K. Ferraioli                For              For           Yes      No
Management      2.7       Elect Director Scott B. Helm                     For              For           Yes      No
Management      2.8       Elect Director Jeff D. Hunter                    For              For           Yes      No
Management      2.9       Elect Director Curtis A. Morgan                  For              For           Yes      No
Management      2.10      Elect Director John R. (JR) Sult                 For              For           Yes      No
Management      3.1       Elect Director Gavin R. Baiera                   For              For           Yes      No
Management      3.2       Elect Director Scott B. Helm                     For              For           Yes      No
Management      3.3       Elect Director Curtis A. Morgan                  For              For           Yes      No
Management      3.4       Elect Director John R. (JR) Sult                 For              For           Yes      No
Management      4         Advisory Vote to Ratify Named Executive          For              For           Yes      No
                          Officers' Compensation
Management      5         Ratify Deloitte & Touche LLP as Auditors         For              For           Yes      No

                                  SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST HIGH INCOME LONG/SHORT FUND
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By (Signature and Title)*  /s/ James M. Dykas
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                           James M. Dykas, President and
                           Chief Executive Officer


Date                       July 7, 2020
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* Print the name and title of each signing officer under his or her signature.